SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories - Impact on balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Inventories, net	¥ 2,966,506	$ 423,406	¥ 2,500,205
Total current assets	14,430,947	2,059,710	10,731,599
Total assets	30,301,584	4,324,905	23,125,926
Accrued expenses and other current liabilities	4,148,323	592,085	3,034,205
Total current liabilities	8,506,620	1,214,139	6,689,077
Total liabilities	13,162,225	1,878,628	10,053,206
Statutory reserves	453,625	64,745	368,046
Accumulated deficits	(2,438,985)	(348,113)	(5,953,788)
Total Company's ordinary shareholders' equity	15,624,699	2,230,092	11,558,060
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	30,301,584	$ 4,324,905	23,125,926
As previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Inventories, net	2,945,339		2,473,393
Total current assets	14,409,780		10,704,787
Total assets	30,280,417		23,099,114
Accrued expenses and other current liabilities	4,143,031		3,027,503
Total current liabilities	8,501,328		6,682,375
Total liabilities	13,156,933		10,046,504
Statutory reserves	451,506		365,927
Accumulated deficits	(2,452,741)		(5,971,779)
Total Company's ordinary shareholders' equity	15,608,824		11,537,950
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	30,280,417		23,099,114
Effect of Change
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Inventories, net	21,167		26,812
Total current assets	21,167		26,812
Total assets	21,167		26,812
Accrued expenses and other current liabilities	5,292		6,702
Total current liabilities	5,292		6,702
Total liabilities	5,292		6,702
Statutory reserves	2,119		2,119
Accumulated deficits	13,756		17,991
Total Company's ordinary shareholders' equity	15,875		20,110
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	¥ 21,167		¥ 26,812